Accrued expenses	12 Months Ended
Dec. 31, 2022
Accrued Expenses
Accrued expenses

NOTE 10 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Accrued voyage expenses	$5,742	$5,666
Accrued loan interest	8,297	3,329
Accrued legal and professional fees	2,010	3,894
Total accrued expenses	$16,049	$12,889

As of December 31, 2022 and December 31, 2021, the amount of $675 and $320, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Partners in December 2022 and 2021 to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2022, and as of December 31, 2021, respectively. The total amount of $7,605, $5,738 and $4,970 was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020, respectively, and comprised of compensation authorized to the directors and officers of the Company.